Intangibles, net	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles, net

Note 5 – Intangibles, net

Intangibles, net consisted of the following at October 31, 2022:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life
Software	$87,639	$(73,815)	$13,824	0.06
Customer relationships	1,862,000	(315,054)	1,546,946	4.13
Tradename and trademarks	79,000	(22,077)	56,923	2.16
	$2,028,639	$(410,946)	$1,617,693

Intangibles, net consisted of the following at January 31, 2022:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life
Software	$87,639	$(7,303)	$80,336	2.91
Customer relationships	1,862,000	(33,976)	1,828,024	4.87
Tradename and trademarks	79,000	(2,381)	76,619	2.91
	$2,028,639	$(43,660)	$1,984,979

Amortization expense for the three and nine months ended October 31, 2022 was $137,131 and $367,286, respectively.

We expect the estimated aggregate amortization expense for each of the five succeeding fiscal years to be as follows:

2023 (remaining)	$115,184
2024	402,133
2025	400,782
2026	374,216
2027	325,378
$1,617,693

Note 5 – Intangibles, net

Intangibles, net consisted of the following at January 31, 2022:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life
Software	$87,639	$(7,303)	$80,336	2.91
Customer relationships	1,862,000	(33,976)	1,828,024	4.87
Tradename and trademarks	79,000	(2,381)	76,619	2.91
	$2,028,639	$(43,660)	$1,984,979

Amortization expense for the year ended January 31, 2022 was $43,660.

We expect the estimated aggregate amortization expense for each of the five succeeding fiscal years to be as follows:

2023	$431,346
2024	$431,346
2025	$422,632
2026	$374,216
2027	$325,378